Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total debt	$ 39,017	$ 26,187
Less: deferred financing fees	0	(155)
Loans payable	39,017	26,032
Less: Current portion		(26,032)
Total non-current debt, net of deferred financing fees	39,017	0
Revolving Credit Facility
Debt Instrument [Line Items]
Total debt	39,017
Term Loan
Debt Instrument [Line Items]
Total debt	$ 0	$ 26,187